Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Computers and Electronic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, depreciation annual rates	33
Laboratory and clinical experiments equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, depreciation annual rates	15
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, depreciation annual rates	- [1]
Office furniture and equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, depreciation annual rates	15
Office furniture and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, depreciation annual rates	7

[1]	Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.